Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011
Variable Interest Entity [Line Items]
Number of primary beneficiary	1
Liabilities related to VIE	$ 1,342,000
Contributed to VIE	2,000
Reversal of liabilities		1,741,000
Reallocation of a previously recognized loss		1,342,000
Number of primary beneficiary variable interest entity accounted under equity Method investment	3
Total assets of developed and under developed real estate	15,533,000
Total liabilities of developed and under developed real estate	48,123,000
Current maturities	31,792,000
Investment in VIEs	397,000
Contributed to VIEs	148,000
Maximum Exposure to loss related to VIEs	$ 4,217,000
Number of non consolidated VIEs with nominal general partner interest	2